Tax assets and liabilities - Tax benefits not recognized (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of deferred tax in statement of financial position and by Group's operations
Deferred tax liabilities not recognized in jurisdictions where a withholding charge is incurred upon distribution of earnings	$ 247	$ 149
Capital losses
Disclosure of deferred tax in statement of financial position and by Group's operations
Tax benefit not recognized	1	55
Losses for which tax benefits have not been recognised	5	270
Capital losses | UK & Europe Discontinued Operations (M&G Prudential)
Disclosure of deferred tax in statement of financial position and by Group's operations
Tax benefit not recognized		7
Losses for which tax benefits have not been recognised		38
Capital losses | Continuing and discontinued operations
Disclosure of deferred tax in statement of financial position and by Group's operations
Tax benefit not recognized		62
Losses for which tax benefits have not been recognised		308
Trading losses
Disclosure of deferred tax in statement of financial position and by Group's operations
Tax benefit not recognized	36	61
Losses for which tax benefits have not been recognised	175	301
Trading losses | UK & Europe Discontinued Operations (M&G Prudential)
Disclosure of deferred tax in statement of financial position and by Group's operations
Tax benefit not recognized		1
Losses for which tax benefits have not been recognised		6
Trading losses | Continuing and discontinued operations
Disclosure of deferred tax in statement of financial position and by Group's operations
Tax benefit not recognized		62
Losses for which tax benefits have not been recognised		$ 307
Trading losses | Within 10 years
Disclosure of deferred tax in statement of financial position and by Group's operations
Losses for which tax benefits have not been recognised	$ 34